Consolidated Statements of Comprehensive (Loss) Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Statement of Comprehensive Income [Abstract]
Income tax on unrealized gains (losses) on foreign currency translation	$ 92	$ 281	$ 394
Income taxes on cumulative currency translation adjustments		$ 0